Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Ordinary Shares Class A ordinary shares CNY (¥) shares	Ordinary Shares Class B ordinary shares CNY (¥) shares	Additional Paid-in Capital Restricted Stock CNY (¥)	Additional Paid-in Capital Stock Options CNY (¥)	Additional Paid-in Capital CNY (¥)	Retained Earnings Restricted Stock CNY (¥)	Retained Earnings Stock Options CNY (¥)	Retained Earnings CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Parent Stock Options CNY (¥)	Parent CNY (¥)	Noncontrolling Interest CNY (¥)	Treasury Stock Restricted Stock CNY (¥) shares	Treasury Stock Stock Options CNY (¥) shares	Treasury Stock CNY (¥) shares	Stock Options CNY (¥)	CNY (¥) shares	USD ($) shares
Balance (in shares) at Dec. 31, 2019 | shares	22,484,657	8,315,000
Balance at Dec. 31, 2019	¥ 75	¥ 28			¥ 2,181,323			¥ 4,734,992	¥ 97,049		¥ 7,013,467	¥ 861,493					¥ 7,874,960
Treasury Stock, beginning (in shares) at Dec. 31, 2019 | shares															0
Treasury Stock, beginning at Dec. 31, 2019															¥ 0
Net Income								(745,225)			(745,225)	1,703					(743,522)
Share-based compensation					59,789						59,789						¥ 59,789
Vesting of restricted shares | shares	75,253
Issuance of ordinary shares upon exercise of options (in shares) | shares	134,639																134,639	134,639
Issuance of ordinary shares upon exercise of options	¥ 1				33,371						33,372						¥ 33,372
Restricted share units for settlement					1,290,811						1,290,811						1,290,811
Repurchase of ordinary shares (in shares) | shares															(544,202)
Repurchase of ordinary shares											(290,913)				¥ (290,913)		(290,913)
Conversion of convertible notes, Shares | shares	78,993
Other comprehensive income (loss)-foreign currency translation adjustments									(176,934)		(176,934)	24					(176,910)
Other comprehensive loss-change in fair value of available-for-sale investments									771		771						771
Divestment of non-controlling interests												(90,849)					(90,849)
Impact of acquisition												1,417					1,417
Distributions to non-controlling interests												(28,335)					(28,335)
Disposal of a subsidiary												(649,220)					(649,220)
Acquisition of non-controlling interests in subsidiaries					373						373	(4,373)					(4,000)
Balance (in shares) at Dec. 31, 2020 | shares	22,773,542	8,315,000
Balance at Dec. 31, 2020	¥ 76	¥ 28			3,565,667			3,989,767	(79,114)		7,185,511	91,860					7,277,371
Treasury Stock, ending (in shares) at Dec. 31, 2020 | shares															(544,202)
Treasury Stock, ending at Dec. 31, 2020															¥ (290,913)			$ (44,584)
Net Income								1,314,131			1,314,131	(8,050)					1,306,081
Share-based compensation					51,037						51,037						¥ 51,037
Issuance of ordinary shares upon exercise of options (in shares) | shares																	37,606	37,606
Repurchase of ordinary shares (in shares) | shares															(572,683)
Repurchase of ordinary shares											(363,073)				¥ (363,073)		¥ (363,073)
Other comprehensive income (loss)-foreign currency translation adjustments									(60,900)		(60,900)	49					(60,851)
Receipt of employees' shares to satisfy tax withholding obligations related to share-based compensation											(34,788)				¥ (34,788)		(34,788)
Receipt Of Employees' Shares To Satisfy Tax Withholding Obligations Related To Share-Based Compensation (In Shares) | shares															(89,572)
Non-controlling interest capital injection					15,689						15,689	27,674					43,363
Increase in Noah's capital from contribution of Non controlling interests																	15,689
Divestment of non-controlling interests					3,547						3,547	(14,190)					(10,643)
Impact of acquisition												1,012					1,012
Distributions to non-controlling interests												(5,772)					(5,772)
Retirement of treasury stock, Shares | shares	(89,572)														89,572
Retirement of treasury stock, Value								(34,788)							¥ 34,788
Acquisition of non-controlling interests in subsidiaries					(187,090)						(187,090)	8,283					(178,807)
Treasury stock, shares reissued | shares													57,064	37,606	102,700
Treasury stock, reissued value			¥ (5,700)	¥ (3,748)	95,339	¥ (26,857)	¥ (6,594)	(48,336)		¥ 11,114	105,597		¥ 32,557	¥ 21,456	¥ 58,594	¥ 11,114	105,597
Balance (in shares) at Dec. 31, 2021 | shares	22,683,970	8,315,000
Balance at Dec. 31, 2021	¥ 76	¥ 28			3,534,741			5,187,323	(140,014)		8,040,775	100,866					¥ 8,141,641
Treasury Stock, ending (in shares) at Dec. 31, 2021 | shares															(919,515)		(919,515)	(919,515)
Treasury Stock, ending at Dec. 31, 2021															¥ (541,379)		¥ (541,379)
Net Income								976,571			976,571	(4,982)					971,589
Share-based compensation					42,300						42,300						¥ 42,300
Issuance of ordinary shares upon exercise of options (in shares) | shares																	6,009	6,009
Restricted share units for settlement (in shares) | shares	102,700
Other comprehensive income (loss)-foreign currency translation adjustments									137,468		137,468	87					¥ 137,555	$ 19,944
Receipt of employees' shares to satisfy tax withholding obligations related to share-based compensation											(23,111)				¥ (23,111)		(23,111)
Receipt Of Employees' Shares To Satisfy Tax Withholding Obligations Related To Share-Based Compensation (In Shares) | shares															(70,704)
Non-controlling interest capital injection												17,680					17,680
Divestment of non-controlling interests					(10,315)						(10,315)	(13,338)					(23,653)
Impact of acquisition												966					966
Distributions to non-controlling interests					(6,500)						(6,500)	(6,500)					(13,000)
Class B Ordinary Shares transfer to Class A Ordinary Shares (in shares) | shares	8,315,000	(8,315,000)
Class B Ordinary Shares transfer to Class A Ordinary Shares	¥ 28	¥ (28)
Proceeds from issuance of ordinary shares upon exercise of stock options																	247,015	35,814
Issuance of ordinary shares upon completion of Hong Kong public Offering (in shares) | shares	1,152,160
Issuance of ordinary shares upon completion of Hong Kong public Offering	¥ 4				247,011						247,015						247,015
Retirement of treasury stock, Shares | shares	(951,898)														951,898
Retirement of treasury stock, Value	¥ (3)							(540,650)							¥ 540,653
Treasury stock, shares reissued | shares													32,312	6,009
Treasury stock, reissued value			¥ (3,436)	¥ (618)		¥ (16,816)	¥ (1,474)			¥ 1,493			¥ 20,252	¥ 3,585		¥ 1,493
Balance (in shares) at Dec. 31, 2022 | shares	31,301,932	0
Balance at Dec. 31, 2022	¥ 105	¥ 0			¥ 3,803,183			¥ 5,604,954	¥ (2,546)		¥ 9,405,696	¥ 94,779					¥ 9,500,475	$ 1,377,439
Treasury Stock, ending (in shares) at Dec. 31, 2022 | shares															0		0	0
Treasury Stock, ending at Dec. 31, 2022															¥ 0